UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------------

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Solus Alternative Asset Management LP
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Address:   430 Park Avenue, 9th Floor
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number: 028-12919
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Lonetto
           --------------------------------------------------
Title:     Chief Legal Officer
           --------------------------------------------------
Phone:     212-284-4306
           --------------------------------------------------

Signature, Place, and Date of Signing:


     /s/ Joseph Lonetto             New York, New York        February 17, 2009
-------------------------------  ----------------------    ---------------------
         [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         -------------

Form 13F Information Table Entry Total:       52
                                         -------------

Form 13F Information Table Value Total:   6,774,733
                                         -------------
                                          (thousands)

List of Other Included Managers:  None

SOLUS LP

                 13F Securities List for Period Ending 12/31/08

                                 TITLE OF                   VALUE       SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER                CLASS        CUSIP       (x$1000)     PRN AMT   PRN  CALL DSCRETN  MANAGERS  SOLE  SHARED    NONE
-----------------------          --------    ---------     --------     -------   ---  ---- -------  --------  ----- ------- -------
Abercrombie & Fitch Co           COM         002896207     17,302,500     750,000      PUT  Sole        No     Sole
Autonation Inc                   COM         05329W102     12,350,000   1,250,000      PUT  Sole        No     Sole
AXA SPONSORED ADR                COM         054536107     22,470,000   1,000,000      PUT  Sole        No     Sole
CARDIONET INC                    COM         14159L103     24,773,250   1,005,000 Sh        Sole        No     Sole
Centex Corp                      COM         152312104     26,600,000   2,500,000      PUT  Sole        No     Sole
DELTA AIR LINES INC DEL COM      COM         247361702      8,595,000     750,000      CALL Sole        No     Sole
D R HORTON INC                   COM         23331A109     14,140,000   2,000,000      PUT  Sole        No     Sole
DYNEGY INC DEL CL A              COM         26817G102      3,500,000   1,750,000 Sh        Sole        No     Sole
Exxon Mobil Corp                 COM         30231G102    119,745,000   1,500,000      PUT  Sole        No     Sole
Exxon Mobil Corp                 COM         30231G102     79,830,000   1,000,000      CALL Sole        No     Sole
FEDERAL MOGUL CORP CL A          COM         313549404     15,333,750   3,625,000 Sh        Sole        No     Sole
Fibertower Corp                  COM         31567R100        440,000   2,750,000 Sh        Sole        No     Sole
Fibertower Corp                  NOTE 9.000%
                                 - 11/2012   31567RAC4      9,225,000      22,500 Sh        Sole        No     Sole
GeoEye Inc                       COM         37250W108     35,142,825   1,827,500 Sh        Sole        No     Sole
Gymboree Corp                    COM         403777105     32,612,500   1,250,000      PUT  Sole        No     Sole
Hayes Lemmerz Intl Inc           COM         420781304      1,398,910   3,108,688 Sh        Sole        No     Sole
Hughes Communications Inc        COM         444398101     34,271,000   2,150,000 Sh        Sole        No     Sole
HSBC HLDGS PLC SPON ADR NEW      COM         404280406    250,650,500   5,150,000      PUT  Sole        No     Sole
ISHARES TR RUSSELL 2000          COM         464287655    541,640,000  11,000,000      PUT  Sole        No     Sole
JPMorgan Chase & Co              COM         46625H100    119,350,000   3,500,000      PUT  Sole        No     Sole
J Crew Group Inc                 COM         46612H402     21,350,000   1,750,000      PUT  Sole        No     Sole
Loral Space & Communications
 Ltd.                            COM         543881106     29,423,250   2,025,000 Sh        Sole        No     Sole
LINN ENERGY LLC UNIT LTD LIAB    COM         536020100     15,344,250   1,025,000 Sh        Sole        No     Sole
M&T BK CORP                      COM         55261F104     86,115,000   1,500,000      PUT  Sole        No     Sole
MAGNA INTL INC                   COM         559222401     74,825,000   2,500,000      CALL Sole        No     Sole
Marshall & IIsley Corp           COM         571837103     15,004,000   1,100,000      PUT  Sole        No     Sole
Mirant Corporation               COM         60467R100    160,395,000   8,500,000 Sh        Sole        No     Sole
Meritage Homes Corp              COM         59001A102     30,425,000   2,500,000      PUT  Sole        No     Sole
MGM Mirage                       COM         552953101     27,520,000   2,000,000      PUT  Sole        No     Sole
MIDCAP SPDR TR UNIT SER 1        COM         595635103     32,950,000     250,000      PUT  Sole        No     Sole
Moodys Corporation               COM         615369105     65,292,500   3,250,000      PUT  Sole        No     Sole
Nextwave Wireless Inc.           COM         65337Y102        562,500   6,250,000 Sh        Sole        No     Sole
NRG Energy Inc.                  COM         629377508    327,203,250  14,025,000 Sh        Sole        No     Sole
Powershares QQQ Tr Unit Ser 1    COM         73935A104    163,570,000   5,500,000      PUT  Sole        No     Sole
RCN Corporation                  COM         749361200     11,800,000   2,000,000      CALL Sole        No     Sole
Ryland Group                     COM         783764103     44,175,000   2,500,000      PUT  Sole        No     Sole
SEMGROUP ENERGY PARTNERS L P
 COM UNIT LP                     COM         81662W108      2,696,400   1,070,000 Sh        Sole        No     Sole
SPDR SERIES TRUST S&P HOMEBUILD
 ETF                             COM         78464A888     35,940,000   3,000,000      PUT  Sole        No     Sole
SPDR SERIES TRUST S&P RETAIL
 ETF                             COM         78464A714    213,832,500  10,500,000      PUT  Sole        No     Sole
SELECT SECTOR SPDR TR SBI
 INT-FINL                        COM         81369Y605    198,900,000  10,000,000      PUT  Sole        No     Sole
SPDR TR UNIT SER 1               COM         78462F103  3,023,040,000  33,500,000      PUT  Sole        No     Sole
SunTrust Banks Inc               COM         867914103     44,310,000   1,500,000      PUT  Sole        No     Sole
SunTrust Banks Inc               COM         867914103     44,310,000   1,500,000      CALL Sole        No     Sole
Terrestar Corp                   COM         881451108      6,926,609   6,926,609 Sh        Sole        No     Sole
Tiffany & Co                     COM         886547108     94,520,000   4,000,000      PUT  Sole        No     Sole
UAL Corp                         COM         902549807      2,755,000     250,000      CALL Sole        No     Sole
UAL Corp                         COM         902549807     19,285,000   1,750,000 Sh        Sole        No     Sole
UNITED STATES OIL FUND LP UNITS  COM         91232N108     37,262,500   1,250,000      CALL Sole        No     Sole
PROSHARES TR ULTRASHRT FINL      COM         74347R628    103,010,000   1,000,000 Sh        Sole        No     Sole
Wells Fargo & Co                 COM         949746101    331,650,000  11,250,000      PUT  Sole        No     Sole
Wells Fargo & Co                 COM         949746101     44,220,000   1,500,000 Sh        Sole        No     Sole
ZIONS BANCORPORATION             COM         989701107     96,750,000   2,500,000      PUT  Sole        No     Sole
Total                                                   6,774,732,994